Consolidated Statements of Changes in Equity - USD ($) $ in Thousands	Share Capital MVS	Share Capital SVS Private Placement	Share Capital SVS Public Offering	Share Capital SVS	Share Capital Private Placement	Share Capital Public Offering	Share Capital	Treasury Shares	Share-Based Reserves	Other Reserves Private Placement	Other Reserves Public Offering	Other Reserves	Total Reserves Private Placement	Total Reserves Public Offering	Total Reserves	Accumulated Other Comprehensive Income	Accumulated Deficit	Redeemable Non -Controlling Interest Contingency	Total Curaleaf Holdings, Inc. Shareholders' Equity Private Placement	Total Curaleaf Holdings, Inc. Shareholders' Equity Public Offering	Total Curaleaf Holdings, Inc. Shareholders' Equity	Non-Controlling Interest	Redeemable Non-Controlling Interest	MVS	SVS	Private Placement	Public Offering	Total
Beginning Balance at Dec. 31, 2019							$ 693,699		$ 20,517			$ (167,336)			$ (146,819)		$ (132,910)	$ (2,694)			$ 406,068	$ 2,156	$ (4,778)					$ 403,446
Beginning Balance (in shares) at Dec. 31, 2019	103,970,705			366,114,366				(5,208,000)
Exercise and forfeiture of stock options							12,902		(9,891)						(9,891)						3,011							3,011
Exercise and forfeiture of stock options (in shares)				9,052,775
Share-based compensation									22,386						22,386						22,386							22,386
Issuance of shares in connection with acquisitions							969,479														969,479							969,479
Issuance of shares in connection with acquisitions (in shares)				(173,460,668)
Issuance of shares, net of issuance costs					$ 30,236					$ (5,684)			$ (5,684)						$ 24,552							$ 24,552
Issuance of shares, net of issuance costs (in shares)		4,383,698
Issuance of shares in connection with license success fee							2,348														2,348							2,348
Issuance of shares in connection with license success fee (in shares)				245,629
Conversion of MVS to SVS (in shares)	(10,000,000)			10,000,000
Minority buyouts							45,748					(39,254)			(39,254)						6,494		4,308					10,802
Minority buyouts (in shares)				6,163,920
Non cash bonus									1,518						1,518						1,518							1,518
Non cash bonus (in shares)				410,084
Net income (loss)																	(57,161)				(57,161)	(63)	$ 470					(56,754)
Ending Balance (in shares) at Dec. 31, 2020	93,970,705			569,831,140				(5,208,000)
Ending Balance at Dec. 31, 2020							1,754,412		34,530			(212,274)			(177,744)		(190,071)	(2,694)			1,378,695	2,093						1,380,788
Exercise and forfeiture of stock options							16,205		(13,049)						(13,049)						3,156							3,156
Exercise and forfeiture of stock options (in shares)				6,495,288
Share-based compensation							2,163		43,469						43,469						45,632							45,632
Share-based compensation (in shares)				136,750
Issuance of shares in connection with acquisitions							209,429														209,429							209,429
Issuance of shares in connection with acquisitions (in shares)				18,954,889
Issuance of shares, net of issuance costs						$ 240,569					$ (1,262)			$ (1,262)						$ 239,307							$ 239,307
Issuance of shares, net of issuance costs (in shares)			18,975,000
Acquisition escrow shares returned and retired							(5,078)					(3,234)			(3,234)						(8,312)							(8,312)
Acquisition escrow shares returned and retired				(745,915)
Non-controlling interest in connection with acquisitions																		(72,140)			(72,140)	130,798						58,658
Minority buyouts							8,240					(10,265)			(10,265)		407	2,694			1,076	(2,118)						(1,042)
Minority buyouts (in shares)				722,577
Foreign currency exchange variance																$ (9,996)					(9,996)							(9,996)
Net income (loss)																	(101,731)				(101,731)	(7,399)						(109,130)
Ending Balance (in shares) at Dec. 31, 2021	93,970,705			614,369,729				(5,208,000)																93,970,705	614,369,729
Ending Balance at Dec. 31, 2021							$ 2,225,940		$ 64,950			$ (227,035)			$ (162,085)	$ (9,996)	$ (291,395)	$ (72,140)			$ 1,685,116	$ 123,374						$ 1,808,490